                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED DECEMBER 14, 2004
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2004
                        (AS SUPPLEMENTED APRIL 1, 2004)

INVESTMENT IN EXCHANGE-TRADED FUNDS

Effective immediately, the Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, Capital Manager Equity Fund, Prime Money Market Fund, Intermediate Corporate Bond Fund, Large Company Growth Fund, Large Company Value Fund, Small Company Value Fund, Small Company Growth Fund, International Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Special Opportunities Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund may each invest in index-based exchange-traded funds, such as iShares Trust and iShares, Inc. ("iShares").

     iShares is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

     Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Funds may invest in iShares in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

The following replaces the information regarding "Index-Based Securities" under the section "Additional Investment Strategies and Risks" beginning on page 106 of the prospectus:

INSTRUMENT                                                    FUND CODE   RISK TYPE
----------                                                    ---------   ---------
EXCHANGE-TRADED FUNDS:  Exchange-traded funds such as           1-19       Market
Standard & Poor's Depository Receipts ("SPDRs") and                       Liquidity
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price,
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. Exchange-traded funds entitle a
holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in
the underlying portfolio, less trust expenses. Unit
investment trusts are registered investment companies.
Therefore, a Fund's investment in exchange-traded funds is
subject to the limitations on investing in investment
company securities described below.

LARGE COMPANY GROWTH FUND

Effective immediately, the following investment policy for the Large Company Growth Fund, under the heading "Additional Investment Strategies and Risks" on page 102 of the prospectus, is deleted in its entirety:

        As a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in companies whose market capitalization exceeds the mean market capitalization of the companies in the S&P (R)500 Index.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                 BBTSPABC 1204

                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED DECEMBER 14, 2004
                                     TO THE
                        INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2004

INVESTMENT IN EXCHANGE-TRADED FUNDS

Effective immediately, the Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, Capital Manager Equity Fund, Prime Money Market Fund, Intermediate Corporate Bond Fund, Large Company Growth Fund, Large Company Value Fund, Small Company Value Fund, Small Company Growth Fund, International Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Special Opportunities Fund, Short U.S. Government Fund, Intermediate U.S. Government Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund may each invest in index-based exchange-traded funds, such as iShares Trust and iShares, Inc. ("iShares").

     iShares is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

     Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Funds may invest in iShares in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

The following replaces the information regarding "Index-Based Securities" under the section "Additional Investment Strategies and Risks" beginning on page 84 of the prospectus:

INSTRUMENT                                                    FUND CODE   RISK TYPE
----------                                                    ---------   ---------
EXCHANGE-TRADED FUNDS:  Exchange-traded funds such as           1-19       Market
Standard & Poor's Depository Receipts ("SPDRs") and                       Liquidity
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price,
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. Exchange-traded funds entitle a
holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in
the underlying portfolio, less trust expenses. Unit
investment trusts are registered investment companies.
Therefore, a Fund's investment in exchange-traded funds is
subject to the limitations on investing in investment
company securities described below.

LARGE COMPANY GROWTH FUND

Effective immediately, the following investment policy for the Large Company Growth Fund, under the heading "Additional Investment Strategies and Risks" on page 80 of the prospectus, is deleted in its entirety:

        As a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in companies whose market capitalization exceeds the mean market capitalization of the companies in the S&P (R)500 Index.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                  BBTSPIS 1204

                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED DECEMBER 14, 2004
                                     TO THE
                               MONEY MARKET FUNDS
         CLASS A, CLASS B, CLASS C AND INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2004

INVESTMENT IN EXCHANGE-TRADED FUNDS

Effective immediately, the Prime Money Market Fund may invest in index-based exchange-traded funds, such as iShares Trust and iShares, Inc. ("iShares").

     iShares is a registered investment company unaffiliated with the Fund that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

     Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Fund may invest in iShares in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

The following information is added under the section "Additional Investment Strategies and Risks" beginning on page 12 of the prospectus:

INSTRUMENT                                                    FUND CODE   RISK TYPE
----------                                                    ---------   ---------
EXCHANGE-TRADED FUNDS:  Exchange-traded funds such as             1        Market
Standard & Poor's Depository Receipts ("SPDRs") and                       Liquidity
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price,
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. Exchange-traded funds entitle a
holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in
the underlying portfolio, less trust expenses. Unit
investment trusts are registered investment companies.
Therefore, a Fund's investment in exchange-traded funds is
subject to the limitations on investing in investment
company securities described below.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.
                                BBTSPABCIS 1204

                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED DECEMBER 14, 2004
                                     TO THE
                            PRIME MONEY MARKET FUND
                           CLASS A SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2004

INVESTMENT IN EXCHANGE-TRADED FUNDS

Effective immediately, the Prime Money Market Fund may invest in index-based exchange-traded funds, such as iShares Trust and iShares, Inc. ("iShares").

     iShares is a registered investment company unaffiliated with the Fund that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

     Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Fund may invest in iShares in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

The following information is added under the section "Additional Investment Strategies and Risks" beginning on page 11 of the prospectus:

INSTRUMENT                                                     RISK TYPE
----------                                                     ---------
EXCHANGE-TRADED FUNDS:  Exchange-traded funds such as           Market
Standard & Poor's Depository Receipts ("SPDRs") and            Liquidity
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price,
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. Exchange-traded funds entitle a
holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in
the underlying portfolio, less trust expenses. Unit
investment trusts are registered investment companies.
Therefore, a Fund's investment in exchange-traded funds is
subject to the limitations on investing in investment
company securities described below.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                  BBTSPMM 1204

                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED DECEMBER 14, 2004
                                     TO THE
                               EQUITY INCOME FUND
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                              DATED JUNE 30, 2004

INVESTMENT IN EXCHANGE-TRADED FUNDS

Effective immediately, the Equity Income Fund may invest in index-based exchange-traded funds, such as iShares Trust and iShares, Inc. ("iShares").

     iShares is a registered investment company unaffiliated with the Fund that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

     Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Fund may invest in iShares in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

The following replaces the information regarding "Exchange-Traded Funds" under the section "Additional Investment Strategies and Risks" beginning on page 8 of the prospectus:

INSTRUMENT                                                     RISK TYPE
----------                                                     ---------
EXCHANGE-TRADED FUNDS:  Exchange-traded funds such as           Market
Standard & Poor's Depository Receipts ("SPDRs") and            Liquidity
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent        ETF
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price,
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. Exchange-traded funds entitle a
holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in
the underlying portfolio, less trust expenses. Unit
investment trusts are registered investment companies.
Therefore, a Fund's investment in exchange-traded funds is
subject to the limitations on investing in investment
company securities described below.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                BBTSPEIABC 1204

                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED DECEMBER 14, 2004
                                     TO THE
                               EQUITY INCOME FUND
                        INSTITUTIONAL SHARES PROSPECTUS
                              DATED JUNE 30, 2004

INVESTMENT IN EXCHANGE-TRADED FUNDS

Effective immediately, the Equity Income Fund may invest in index-based exchange-traded funds, such as iShares Trust and iShares, Inc. ("iShares").

     iShares is a registered investment company unaffiliated with the Fund that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

     Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Fund may invest in iShares in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

The following replaces the information regarding "Exchange-Traded Funds" under the section "Additional Investment Strategies and Risks" beginning on page 8 of the prospectus:

INSTRUMENT                                                     RISK TYPE
----------                                                     ---------
EXCHANGE-TRADED FUNDS:  Exchange-traded funds such as           Market
Standard & Poor's Depository Receipts ("SPDRs") and            Liquidity
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent        ETF
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price,
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. Exchange-traded funds entitle a
holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in
the underlying portfolio, less trust expenses. Unit
investment trusts are registered investment companies.
Therefore, a Fund's investment in exchange-traded funds is
subject to the limitations on investing in investment
company securities described below.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                 BBTSPEIIS 1204

                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED DECEMBER 14, 2004
                                     TO THE
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2004

CHAIRMAN OF THE BOARD OF TRUSTEES

Effective November 17, 2004, Thomas W. Lambeth will serve as Chairman of the Board of Trustees of BB&T Funds.

VALUATION OF THE BOND FUNDS, THE STOCK FUNDS AND THE FUNDS OF FUNDS

     The disclosure regarding the valuation of Bond Funds, Stock Funds and Fund of Funds, on page 26 of the Statement of Additional Information, is replaced in its entirety as follows:

     Except as noted below, investments of the Stock Funds, Bond Funds, and Fund of Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Except as noted below, investments of the International Equity Fund in securities the principal market for which is a securities exchange are valued at the closing price on that exchange on the day of computation.

     With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at their latest bid quotation in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined by the BB&T Fund's Pricing Committee in their best judgment pursuant to procedures established by and under the general supervision of the Board of Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board. The Pricing Committee, as designated by the Board of Trustees, is comprised of employees of the Adviser and/or its affiliates. Pricing determinations require an affirmative vote of a majority of the Pricing Committee.

     Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

     The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate reported by FT Interactive Data Corporation as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by the Pricing Committee.

     Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

                                  BBTSPCS 1204

                               [BB&T FUNDS LOGO]

                       SUPPLEMENT DATED DECEMBER 14, 2004
                                     TO THE
             EQUITY INCOME FUND STATEMENT OF ADDITIONAL INFORMATION
                              DATED JUNE 30, 2004

CHAIRMAN OF THE BOARD OF TRUSTEES

Effective November 17, 2004, Thomas W. Lambeth will serve as Chairman of the Board of Trustees of BB&T Funds.

VALUATION

     The disclosure regarding the valuation of the Fund, on page 11 of the Statement of Additional Information, is replaced in its entirety as follows:

     The net asset value of the Fund is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day (other than a day on which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio securities that a Fund's net asset value per Share might be materially affected. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Except as noted below, investments of the Fund in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded.

     Securities the principal market for which is not a securities exchange are valued at their latest bid quotation in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined by the BB&T Fund's Pricing Committee in their best judgment pursuant to procedures established by and under the general supervision of the Board of Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board. The Pricing Committee, as designated by the Board of Trustees, is comprised of employees of the Adviser and/or its affiliates. Pricing determinations require an affirmative vote of a majority of the Pricing Committee.

     Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded.

     The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate reported by FT Interactive Data Corporation as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by the Pricing Committee.

     Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

                                  BBTSPEI 1204